Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
GRAF INDUSTRIAL CORP.
Initial Public Offering

Note 3 — Initial Public Offering

The Company sold an aggregate of 24,376,512 Units, including 1,876,512 Units upon the underwriters’ election to partially exercise the Over-allotment, at a price of $10.00 per Unit in the Initial Public Offering. Each Unit consists of one share of common stock and one redeemable warrant (“Public Warrant”). Initially, each Public Warrant entitled the holder to purchase one-half of one share of common stock at a price of $11.50 per share if the Company had not consummated a Business Combination within 15 months from the closing of the Initial Public Offering. Since the Company has not consummated a Business Combination within 15 months from the closing of the Initial Public Offering, each Public Warrant will entitle the holder thereof to purchase three-quarters of one share of common stock at a price of $11.50 per share (such adjustment from one-half of one share to three-quarters of one share, the “Warrant Adjustment Provision”), subject to adjustment in either case (see Note 7). The Private Placement Warrants and the Public Warrants were classified as a liability at issuance due to this potential adjustment to the settlement amount. See the “Proposed Business Combination” described in Note 1 above, including the description of the Sponsor Agreement, pursuant to which the Private Placement Warrants will be forfeited immediately prior to (but conditioned and effective upon) completion of the proposed Merger.

Note 3 — Initial Public Offering

The Company sold an aggregate of 24,376,512 Units, including 1,876,512 Units upon the underwriters’ election to partially exercise the Over-allotment, at a price of $10.00 per Unit in the Initial Public Offering. Each Unit consists of one share of common stock and one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one-half of one share of common stock at a price of $11.50 per share, provided that if the Company has not consummated a Business Combination within 15 months from the closing of the Initial Public Offering, each Public Warrant will entitle the holder thereof to purchase three-quarters of one share of common stock at a price of $11.50 per share (such adjustment from one-half of one share to three-quarters of one share, the "Warrant Adjustment Provision"), subject to adjustment in either case (see Note 7). The Private Placement Warrants and the Public Warrants were classified as a liability at issuance due to this potential adjustment to the settlement amount.